Consolidated income statement (Parenthetical) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Face Statements [Line Items]
Interest revenue for financial assets measured at amortised cost		$ 45,708,000,000	$ 42,130,000,000
Interest revenue for financial assets measured at fair value through other comprehensive income		8,259,000,000	7,020,000,000
Interest expense for financial liabilities not at fair value through profit or loss		21,922,000,000	16,972,000,000
Depreciation of right-of-use assets		912,000,000	0
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Dividend income from subsidiaries	[1]	15,117,000,000	55,304,000,000
Reversal of impairment/(impairment) of subsidiaries	[2]	(2,562,000,000)	2,064,000,000
HSBC Finance (Netherlands) | HSBC Holdings
Disclosure Of Face Statements [Line Items]
Dividend income from subsidiaries		0	44,893,000,000
HSBC Overseas Holdings (UK) Limited | HSBC Holdings
Disclosure Of Face Statements [Line Items]
Reversal of impairment/(impairment) of subsidiaries		$ (2,475,000,000)	$ 2,200,000,000

[1]	The 2018 year included $44,893m (2019: nil) return on capital from HSBC Finance (Netherlands) resulting from restructuring the Group’s Asia operation to meet resolution and recovery requirements.
[2]	The 2019 year includes $2,475m impairment of HSBC Overseas Holdings (UK) Limited (2018: reversal of $2,200m).